Organization and Principal Activities (Details) - Schedule of balance sheet - VIE [Member] - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current Assets
Cash and Cash Equivalents	¥ 8,305	¥ 364
Restricted cash	500	500
Accounts receivable, net	17,494	41,380
Prepaid expenses and other current assets, net	49,220	33,105
Due from related parties	6,990	8,413
Inventories	29,457	20,689
Total current assets	111,966	104,451
Non-current assets
Property and equipment, net	35,579	38,695
Operating lease right-of-use assets, net	1,365	2,397
Intangible assets, net	2,307	1,244
Equity method investment		833
Other non-current assets	3,333	8,000
Total non-current assets	42,584	51,169
Total assets	154,550	155,620
Current liabilities
Accounts payable	49,041	65,715
Short-term borrowings	30,800	15,000
Current portion of long-term borrowings	5,580	1,200
Due to related parties	550	2,000
Lease liability	1,080	1,032
Other payables and accrued liabilities	59,076	33,715
Income tax payables	18	18
Total current liabilities	146,145	118,680
Non-current liabilities
Long-term borrowings		5,580
Deferred revenue		400
Lease liability - non-current	285	1,365
Total non-current liabilities	285	7,345
Total liabilities	¥ 146,430	¥ 126,025